SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020		Mar. 31, 2020	Jun. 30, 2020	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock that were subject to forfeiture							281,250
Redeemable Common Stock
Interest Income	$ 14,752		$ 0		$ 0		$ 19,593
Non-Redeemable Common Stock
Net loss	(105,139)	$ (80,543)	$ (80)		$ (1,000)	$ (1,000)	(185,762)
Redeemable common stock
Redeemable Common Stock
Interest Income	14,752						19,593
Income and Franchise Tax	$ (14,752)						$ (19,593)
Non-Redeemable Common Stock
Weighted average shares outstanding of common stock, Basic and Diluted	8,009,041						8,009,041
Basic and diluted net loss per common share	$ 0.00		$ 0.00		$ 0.00		$ 0.00
Non-redeemable common stock
Non-Redeemable Common Stock
Net loss	$ (105,139)				$ (1,000)		$ (185,762)
Non-Redeemable Net Loss	$ (105,139)				$ (1,000)		$ (185,762)
Weighted average shares outstanding of common stock, Basic and Diluted	1,990,948		1,875,000	[1]	1,875,000	1,875,000 [1]	1,913,085
Basic and diluted net loss per common share	$ (0.05)		$ 0.00		$ 0.00	$ 0.00	$ (0.10)
Redeemable warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive							3,146,454

[1]	Excludes an aggregate of up to 281,250 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.